                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3
                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31,2001

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


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                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                             [PICTURE OF PRESIDENT]


                               PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-3.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trail blazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/ Joseph J. Gasper
                         Joseph J. Gasper, President
                             February 20, 2002



                                     3

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                                        4



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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' equity. A summary of Contract owners' equity by fund series may be found on page 13.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:

  Investments at fair value:

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       32,228 shares (cost $368,027) ......................   $    389,317

     Van Kampen LIT - Asset Allocation Fund (VKAAlloc)
       1,684,254 shares (cost $19,597,883) ................     16,893,065

     Van Kampen LIT - Domestic Income Fund (VKDomInc)
       405,759 shares (cost $3,259,675) ...................      3,258,247

     Van Kampen LIT - Emerging Growth Fund (VKEmGr)
       131,903 shares (cost $5,293,644) ...................      3,740,774

     Van Kampen LIT - Enterprise Fund (VKEnt)
       1,189,409 shares (cost $24,119,647) ................     17,710,296

     Van Kampen LIT - Global Equity Fund (VKGlobEq)
       42,546 shares (cost $595,320) ......................        407,167

     Van Kampen LIT - Government Fund (VKGov)
       286,669 shares (cost $2,645,358) ...................      2,691,826

     Van Kampen LIT - Money Market Fund (VKMMkt)
       2,359,698 shares (cost $2,359,698) .................      2,359,698
                                                              ------------
          Total investments ...............................     47,450,390
  Accounts receivable .....................................            -
                                                              ------------
          Total assets ....................................     47,450,390
ACCOUNTS PAYABLE ..........................................            230
                                                              ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................   $ 47,450,160
                                                              ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31,2001


                                                              Total           UIFUSRE        VKAAlloc       VKDomInc
                                                         ------------        --------     ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................     $  1,290,144          14,250         741,138         211,290
  Mortality and expense risk charges (note 2) ......         (690,683)         (4,754)       (239,458)        (40,785)
                                                         ------------         -------     -----------      ----------
    Net investment income ..........................          599,461           9,496         501,680         170,505
                                                         ------------         -------     -----------      ----------

  Proceeds from mutual funds shares sold ...........       20,370,358          96,588       3,700,640       1,022,503
  Cost of mutual fund shares sold ..................      (22,744,273)        (92,425)     (4,058,335)     (1,114,361)
                                                         ------------         -------     -----------      ----------
    Realized gain (loss) on investments ............       (2,373,915)          4,163        (357,695)        (91,858)
  Change in unrealized gain (loss)
    on investments .................................       (7,984,306)         16,391        (857,375)        171,547
                                                         ------------         -------     -----------      ----------
    Net gain (loss) on investments .................      (10,358,221)         20,554      (1,215,070)         79,689
                                                         ------------         -------     -----------      ----------
  Reinvested capital gains .........................        1,691,863           3,168         138,115             -
                                                         ------------         -------     -----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     $ (8,066,897)         33,218        (575,275)        250,194
                                                         ============         =======     ===========      ==========




                                                             VKEmGr          VKEnt            VKGlobEq         VKGov
                                                         ------------   -------------     --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................            5,021          42,380               -         177,773
  Mortality and expense risk charges (note 2) ......          (62,279)       (263,264)         (6,754)        (36,409)
                                                          -----------     -----------       ---------        --------
    Net investment income ..........................          (57,258)       (220,884)         (6,754)        141,364
                                                          -----------     -----------       ---------        --------

  Proceeds from mutual funds shares sold ...........        3,777,852       5,945,117         230,282         985,646
  Cost of mutual fund shares sold ..................       (4,775,709)     (6,761,950)       (368,669)       (961,094)
 ...................................................      -----------     -----------       ---------        --------
    Realized gain (loss) on investments                      (997,857)       (816,833)       (138,387)         24,552
  Change in unrealized gain (loss)
    on investments .................................       (1,098,347)     (6,227,805)         33,226         (21,943)
                                                          -----------     -----------       ---------        --------
    Net gain (loss) on investments .................       (2,096,204)     (7,044,638)       (105,161)          2,609
                                                          -----------     -----------       ---------        --------
  Reinvested capital gains .........................              -         1,538,970          11,610             -
                                                          -----------     -----------       ---------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (2,153,462)     (5,726,552)       (100,305)        143,973
                                                          ===========     ===========       =========        ========



                                                              VKMMkt
INVESTMENT ACTIVITY:
  Reinvested dividends .............................     $     98,292
  Mortality and expense risk charges (note 2) ......          (36,980)
                                                         ------------
    Net investment income ..........................           61,312
                                                         ------------

  Proceeds from mutual funds shares sold ...........        4,611,730
  Cost of mutual fund shares sold ..................       (4,611,730)
                                                         ------------
    Realized gain (loss) on investments ............                -
  Change in unrealized gain (loss)
    on investments .................................                -
                                                         ------------
    Net gain (loss) on investments .................                -
                                                         ------------
  Reinvested capital gains .........................                -
                                                         ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     $     61,312
                                                         ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                       Total                          UIFUSRE
                                          ---------------------------       --------------------------
                                              2001            2000               2001           2000
                                          ------------    -----------       ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    599,461         715,378           9,496          88,178
  Realized gain (loss) on investments .     (2,373,915)      6,642,600           4,163         (21,724)
  Change in unrealized gain (loss)
    on investments ....................     (7,984,306)    (18,996,364)         16,391          71,426
  Reinvested capital gains ............      1,691,863       5,833,218           3,168           1,519
                                          ------------     -----------        --------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (8,066,897)     (5,805,168)         33,218         139,399
                                          ------------     -----------        --------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        464,168       1,309,497             834          31,836
  Transfers between funds .............            -               -           131,261          (6,407)
  Redemptions .........................     (9,327,206)    (16,765,899)        (79,922)        (99,060)
  Annuity benefits ....................        (23,344)        (27,004)            -               -
  Annual contract maintenance charges
    (note 2) ..........................        (42,986)        (53,373)           (291)           (226)
  Contingent deferred sales charges
    (note 2) ..........................        (14,445)        (14,282)            (69)            (37)
  Adjustments to maintain reserves ....           (881)        (61,276)             (3)        (66,344)
                                          ------------     -----------        --------       ---------
      Net equity transactions .........     (8,944,694)    (15,612,337)         51,810        (140,238)
                                          ------------     -----------        --------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (17,011,591)    (21,417,505)         85,028            (839)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     64,461,751      85,879,256         304,287         305,126
                                          ------------     -----------        --------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 47,450,160      64,461,751         389,315         304,287
                                          ============     ===========        ========       =========

CHANGES IN UNITS:
  Beginning units .....................      1,811,627       2,362,390          16,164          20,488
                                          ------------     -----------        --------       ---------
  Units purchased .....................         68,462         804,636           4,011           3,058
  Units redeemed ......................       (314,128)     (1,355,399)         (1,098)         (7,382)
                                          ------------     -----------        --------       ---------
  Ending units ........................      1,565,961       1,811,627          19,077          16,164
                                          ============     ===========        ========       =========



                                                       VKAAlloc                       VKDomInc
                                            ---------------------------    -----------------------------
                                                 2001           2000             2001           2000
                                            ------------   ------------    ------------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............         501,680         635,563         170,505         245,884
  Realized gain (loss) on investments .        (357,695)       (295,028)        (91,858)       (155,778)
  Change in unrealized gain (loss)
    on investments ....................        (857,375)     (2,661,110)        171,547          44,025
  Reinvested capital gains ............         138,115       1,945,317             -               -
                                            -----------    ------------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (575,275)       (375,258)        250,194         134,131
                                            -----------    ------------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         103,960         248,265          16,699          21,483
  Transfers between funds .............         (30,047)        365,353         270,261         (22,031)
  Redemptions .........................      (3,151,845)     (5,094,675)       (437,064)       (915,863)
  Annuity benefits ....................          (8,374)         (9,606)         (2,558)         (2,428)
  Annual contract maintenance charges
    (note 2) ..........................         (16,575)        (19,902)         (2,751)         (3,081)
  Contingent deferred sales charges
    (note 2) ..........................          (5,632)         (6,662)           (988)         (1,105)
  Adjustments to maintain reserves ....            (226)            906              55             127
                                            -----------    ------------      ----------      ----------
      Net equity transactions .........      (3,108,739)     (4,516,321)       (156,346)       (922,898)
                                            -----------    ------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (3,684,014)     (4,891,579)         93,848        (788,767)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      20,576,917      25,468,496       3,164,451       3,953,218
                                            -----------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      16,892,903      20,576,917       3,258,299       3,164,451
                                            ===========    ============      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................         616,417         748,626         160,115         209,579
                                            -----------    ------------      ----------      ----------
  Units purchased .....................           3,215          44,586          15,533          26,949
  Units redeemed ......................         (98,368)       (176,795)        (23,658)        (76,413)
                                            -----------    ------------      ----------      ----------
  Ending units ........................         521,264         616,417         151,990         160,115
                                            ===========    ============      ==========      ==========

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                              VKEmGr                        VKEnt
                                              --------------------------------    -------------------------
                                                      2001             2000          2001           2000
                                              -----------------   ------------    ------------  -----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $        (57,258)      (123,009)      (220,884)      (400,276)
  Realized gain (loss) on investments .....           (997,857)     3,799,499       (816,833)     3,101,173
  Change in unrealized gain (loss)
    on investments ........................         (1,098,347)    (4,654,865)    (6,227,805)   (11,453,745)
  Reinvested capital gains ................                  -         28,081      1,538,970      3,730,163
                                              ----------------    -----------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................         (2,153,462)      (950,294)    (5,726,552)    (5,022,685)
                                              ----------------    -----------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................             73,340        274,431        226,655        473,676
  Transfers between funds .................           (919,238)     1,420,290       (555,064)       529,031
  Redemptions .............................           (677,860)    (1,208,715)    (3,804,919)    (6,899,420)
  Annuity benefits ........................                  -              -         (4,401)        (7,044)
  Annual contract maintenance charges
    (note 2) ..............................             (3,396)        (4,354)       (15,237)       (20,236)
  Contingent deferred sales charges
    (note 2) ..............................             (2,922)        (1,209)        (4,361)        (3,982)
  Adjustments to maintain reserves ........               (244)           235           (868)         1,092
                                              ----------------    -----------   ------------   ------------
      Net equity transactions .............         (1,530,320)       480,678     (4,158,195)    (5,926,883)
                                              ----------------    -----------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         (3,683,782)      (469,616)    (9,884,747)   (10,949,568)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          7,424,431      7,894,047     27,594,640     38,544,208
                                              ----------------    -----------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $      3,740,649      7,424,431     17,709,893     27,594,640
                                              ================    ===========   ============   ============

CHANGES IN UNITS:
  Beginning units .........................            191,985        181,026        521,379        613,629
                                              ----------------    -----------   ------------   ------------
  Units purchased .........................              2,354        141,072          5,227         58,451
  Units redeemed ..........................            (51,272)      (130,113)      (100,550)      (150,701)
                                              ----------------    -----------   ------------   ------------
  Ending units ............................            143,067        191,985        426,056        521,379
                                              ================    ===========   ============   ============




                                                          VKGlobEq                       VKGov
                                               --------------------------     --------------------------
                                                    2001           2000           2001           2000
                                               ------------   -----------     ------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................         (6,754)        (2,580)       141,364        151,205
  Realized gain (loss) on investments .....       (138,387)       204,884         24,552          9,574
  Change in unrealized gain (loss)
    on investments ........................         33,226       (471,756)       (21,943)       129,661
  Reinvested capital gains ................         11,610        128,138              -              -
                                               -----------    -----------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................       (100,305)      (141,314)       143,973        290,440
                                               -----------    -----------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          3,823         75,162         13,457         20,415
  Transfers between funds .................        (19,339)        96,020        159,377       (146,581)
  Redemptions .............................       (156,502)      (271,042)      (361,866)      (787,167)
  Annuity benefits ........................              -              -         (4,916)        (4,850)
  Annual contract maintenance charges
    (note 2) ..............................           (553)          (770)        (2,016)        (2,391)
  Contingent deferred sales charges
    (note 2) ..............................           (271)          (362)             -           (465)
  Adjustments to maintain reserves ........             21           (251)            32            157
                                               -----------    -----------     ----------      ---------
      Net equity transactions .............       (172,821)      (101,243)      (195,932)      (920,882)
                                               -----------    -----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (273,126)      (242,557)       (51,959)      (630,442)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        680,294        922,851      2,743,837      3,374,279
                                               -----------    -----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        407,168        680,294      2,691,878      2,743,837
                                               ===========    ===========     ==========      =========

CHANGES IN UNITS:
  Beginning units .........................         38,915         44,388        148,347        202,594
                                               -----------    -----------     ----------      ---------
  Units purchased .........................            247         45,553          9,380         10,927
  Units redeemed ..........................        (11,410)       (51,026)       (19,639)       (65,174)
                                               -----------    -----------     ----------      ---------
  Ending units ............................         27,752         38,915        138,088        148,347
                                               ===========    ===========     ==========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                          VKMMkt
                                               ----------------------------
                                                     2001          2000
                                               --------------  ------------
INVESTMENT ACTIVITY:
  Net investment income ..................     $       61,312       120,413
  Realized gain (loss) on investments ....                -             -
  Change in unrealized gain (loss)
    on investments .......................                -             -
  Reinvested capital gains ...............                -             -
                                               --------------   -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................             61,312       120,413
                                               --------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................             25,400       164,229
  Transfers between funds ................            962,789    (2,235,675)
  Redemptions ............................           (657,228)   (1,489,957)
  Annuity benefits .......................             (3,095)       (3,076)
  Annual contract maintenance charges
    (note 2) .............................             (2,167)       (2,413)
  Contingent deferred sales charges
    (note 2) .............................               (202)         (460)
  Adjustments to maintain reserves .......                352         2,802
                                               --------------   -----------
      Net equity transactions ............            325,849    (3,564,550)
                                               --------------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....            387,161    (3,444,137)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................          1,972,894     5,417,031
                                               --------------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....     $    2,360,055     1,972,894
                                               ==============   ===========

CHANGES IN UNITS:
  Beginning units ........................            118,305       342,060
                                               --------------   -----------
  Units purchased ........................             28,495       474,040
  Units redeemed .........................             (8,133)     (697,795)
                                               --------------   -----------
  Ending units ...........................            138,667       118,305
                                               ==============   ===========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; how-ever, other distributors may be utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or the payout phase may invest in the following:

           The Universal Institutional Funds Inc.- U.S. Real Estate Portfolio (UIFUSRE)

           Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
             Van Kampen LIT - Asset Allocation Fund (VKAAlloc)
             Van Kampen LIT - Domestic Income Fund (VKDomInc)
             Van Kampen LIT - Emerging Growth Fund (VKEmGr)
             Van Kampen LIT - Enterprise Fund (VKEnt)
             Van Kampen LIT - Global Equity Fund (VKGlobEq)
             Van Kampen LIT - Government Fund (VKGov)
             Van Kampen LIT - Money Market Fund (VKMMkt)

       At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                                            CONTRACT                      UNIT          CONTRACT        TOTAL
                                                        EXPENSE RATE(*)       UNITS    FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                                        ---------------       -----    ----------    --------------    ----------
    The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          19,077   $ 20.407346   $       389,311      8.41%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          16,164     18.824987           304,287      3.94%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          20,488     14.892896           305,126     -4.63%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          25,507     15.615675           398,309    -12.77%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          38,830     17.901858           695,129     19.89%

    Van Kampen Life Investment Trust - Asset Allocation Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         521,264     32.400470        16,889,199     -2.88%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         616,417     33.361345        20,564,500     -1.85%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         748,626     33.990612        25,446,256      3.58%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         963,673     32.817146        31,624,998     14.17%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%       1,194,020     28.743704        34,320,557     20.23%

    Van Kampen Life Investment Trust - Domestic Income Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         151,990     21.379328         3,249,444      8.54%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         160,114     19.697774         3,153,889      4.76%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         209,580     18.803197         3,940,774     -3.38%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         343,869     19.461620         6,692,248      5.56%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         453,227     18.437191         8,356,233     10.45%

    Van Kampen Life Investment Trust - Emerging Growth Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         143,067     26.146206         3,740,659    -32.39%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         191,985     38.671932         7,424,431    -11.32%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         181,026     43.607260         7,894,048    101.73%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         190,397     21.616956         4,115,804     35.77%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         217,429     15.921536         3,461,804     18.86%

    Van Kampen Life Investment Trust - Enterprise Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         426,056     41.521656        17,690,551    -21.46%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         521,379     52.868527        27,564,540    -15.74%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         613,629     62.744344        38,501,749     24.21%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         816,499     50.513291        41,244,052     23.37%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%         983,555     40.944001        40,270,677     28.96%

    Van Kampen Life Investment Trust - Global Equity Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          27,752     14.671173           407,154    -16.08%
       2000  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          38,914     17.481999           680,295    -15.92%
       1999  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          44,387     20.791032           922,852     28.37%
       1998  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          53,260     16.196384           862,619     20.03%
       1997  . . . . . . . . . . . . . . . . . . . . . . . .   1.30%          52,359     13.493564           706,510     14.34%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                            CONTRACT                      UNIT             CONTRACT       TOTAL
                                                          EXPENSE RATE(*)    UNITS      FAIR VALUE      OWNERS' EQUITY  RETURN(**)
                                                          ---------------    -----      ----------      --------------  ----------
   Van Kampen Life Investment Trust - Government Fund
      2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         138,088     19.352390         2,672,333     5.52%
      2000  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         148,347     18.339361         2,720,589    10.95%
      1999  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         202,594     16.529117         3,348,700    -4.62%
      1998  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         239,563     17.329001         4,151,387     7.18%
      1997  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         289,633     16.168107         4,682,817     8.19%

   Van Kampen Life Investment Trust - Money Market Fund
      2001  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         138,667     16.902910         2,343,876     2.34%
      2000  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         118,307     16.516956         1,954,072     4.70%
      1999  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         342,061     15.775220         5,396,088     3.28%
      1998  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         392,633     15.274640         5,997,328     3.66%
      1997  . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         464,806     14.734706         6,848,780     3.70%
                                                                                                       -------------
   2001 Reserves for annuity contracts in payout phase:
      Tax qualified .............................................................................              1,560
      Non-tax qualified .........................................................................             66,073
                                                                                                       -------------
   2001 Contract owners' equity .................................................................      $  47,450,160
                                                                                                       =============

   2000 Reserves for annuity contracts in payout phase:
      Tax qualified .............................................................................              1,756
      Non-tax qualified .........................................................................             93,393
                                                                                                       -------------
   2000 Contract owners' equity .................................................................      $  64,461,751
                                                                                                       =============

   1999 Reserves for annuity contracts in payout phase:
      Tax qualified .............................................................................              1,938
      Non-tax qualified .........................................................................            121,728
                                                                                                       -------------
   1999 Contract owners' equity .................................................................      $  85,879,256
                                                                                                       =============
   1998 Reserves for annuity contracts in payout phase:
      Tax qualified .............................................................................              1,930
      Non-tax qualified .........................................................................            139,450
                                                                                                       -------------
   1998 Contract owners' equity .................................................................      $  95,228,123
                                                                                                       =============
   1997 Reserves for annuity contracts in payout phase:
      Tax qualified .............................................................................              1,862
      Non-tax qualified .........................................................................            119,631
                                                                                                       -------------
   1997 Contract owners' equity .................................................................      $  99,463,998
                                                                                                       =============

(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-3:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      Bulk Rate
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                                                                Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company